Employee Benefits (Sensitivity Analysis) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumptions [Line Items]
Defined benefit obligation	$ 605	$ 653
Salary increases [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(7)
Salary increases [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(3)
Salary increases [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	3
Salary increases [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	7
Discount rate [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	26
Discount rate [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	13
Discount rate [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(13)
Discount rate [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(26)
Mortality table [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	12
Mortality table [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	6
Mortality table [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(6)
Mortality table [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	$ (12)